CAPITAL RISK MANAGEMENT (Details) $ in Millions	Mar. 31, 2018 CAD ($)	Apr. 01, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Mar. 31, 2016 CAD ($)
Capital Risk Management [Abstract]
Long-term debt	$ 1,260.9		$ 1,255.4
Less: cash and cash equivalents	(611.5)		(504.7)	$ (485.6)
Net debt	649.4		750.7
Equity	2,366.6	$ 2,012.3	2,081.0	$ 1,940.3
Total net debt plus equity	$ 3,016.0		$ 2,831.7
Net debt: equity	0.2744		0.3607